Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of deposits
Noninterest-bearing demand deposits	$ 37,955	$ 33,432
Savings and money market accounts	73,704	64,862
NOW accounts	67,463	67,639
Time deposits - under $100,000	90,341	98,229
Time deposits - $100,000 and over	45,694	46,231
Total interest-bearing deposits	277,202	276,961
Total deposits	$ 315,157	$ 310,393